Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s and its subsidiaries’ deferred tax liabilities and assets are as follows:
	December 31,
	2025	2024
Deferred tax assets:
Carryforward tax losses	$17,022	$19,463
Share-based compensation expenses	4,061	3,357
Research and development carryforward expenses	2,087	2,597
Allowance and other reserves	5,636	5,975
Operating lease liabilities	2,653	2,662

Total gross deferred tax assets	31,459	34,054

Less, Valuation Allowance	(25,605)	(30,106)

Total deferred tax assets	5,854	3,948

Deferred tax liabilities:
Operating lease ROU assets	(2,426)	(2,721)
Intangible assets	(896)	(1,015)
Fixed Assets	(2,427)	(21)
Others	(105)	(191)

Total gross deferred tax liabilities	(5,854)	(3,948)

Net deferred tax assets (liabilities)	$-	$-

Schedule of Loss Before Income Taxes

Loss before income taxes is comprised as follows:

	Year Ended December 31,
	2025	2024	2023

Domestic	$(18,399)	$(13,859)	$(62,734)
Foreign	5,746	(1,106)	(647)

Loss before income taxes	$(12,653)	$(14,965)	$(63,381)

Schedule of Taxes on Income (Tax Benefits)	Taxes on income (tax benefits) are comprised as follows:
	Year Ended December 31,
	2025	2024	2023

Current taxes	$865	$1,835	$1,463
Deferred taxes	-	-	(493)

	$865	$1,835	$970

Domestic	$571	$117	$(16)
Foreign	294	1,718	986

	$865	$1,835	$970

	Year Ended December 31,
	2025	2024	2023
Domestic taxes:

Current taxes	$571	$117	$174
Deferred taxes	-	-	(190)

	571	117	(16)

Foreign taxes:

Current taxes	294	1,718	1,289
Deferred taxes	-	-	(303)

	294	1,718	986

Taxes on income	$865	$1,835	$970

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	December 31,
	2025	2024

Beginning of year	$609	$568
Additions related to tax positions taken during current year	403	41

Balance at December 31(*) (**)	$1,012	$609

(*)	As of December 31, 2025 and 2024, unrecognized tax benefits in an amount of $264 and $256 respectively, were presented as a reduction from deferred taxes.
(**)	The Company accrues interest and penalties related to unrecognized tax benefits in its provision for income taxes. As of December 31, 2025 the Company accrued $111.

Schedule of Effective Income Tax Rate Reconciliation
	Year Ended December 31,
	2025	%

Loss before taxes, as reported in the consolidated statements of operations	(12,653)

Theoretical local income tax at the Israeli statutory tax rate 23%	(2,910)	23%

Foreign tax effects -
United States
Statutory federal tax rate difference between United States and Israel	(47)	0.4%
Statutory state tax rate difference between United States and Israel	188	(1.5%)
Nontaxable or Nondeductible Items:
Share based compensation	190	(1.5%)
Others	71	(0.6%)
Changes in valuation allowances	(1,242)	9.8%
United Kingdom
Statutory tax rate difference between United Kingdom and Israel	53	(0.4%)
Nontaxable or Nondeductible Items	192	(1.5%)
Changes in valuation allowances	84	(0.7%)
Others	14	(0.1%)
Local tax effects -
Beneficiary enterprise income	2,852	(22.5%)
Nontaxable or Nondeductible Items:
Share based compensation	375	(3.0%)
Others	141	(1.1%)
Changes in valuation allowances	423	(3.3%)
Changes in Unrecognized Tax Benefits	514	(4.1%)
Others	(33)	0.3%

Actual tax expense	$865	(6.8%)
	Year Ended December 31,
	2024	2023

Loss before taxes, as reported in the consolidated statements of operations	$(14,965)	$(63,381)

Theoretical tax benefit at the Israeli statutory tax rate	(3,441)	(14,578)
Beneficiary enterprise benefits	2,148	9,724
Tax adjustment in respect of different tax rate of foreign subsidiaries	(36)	225
Non-deductible expenses and other permanent differences	368	143
Share based compensation	1,210	1,004
Increase (decrease) in other uncertain tax positions, net	41	174
Taxes related to prior years (see also note 14b)	347	(61)
Losses and timing differences for which valuation allowance was provided, net	1,545	4,819
Others	(347)	(480)

Actual tax expense	$1,835	$970

Schedule of Income Taxes Paid (Net of Refunds)	Income Taxes Paid (Net of Refunds) by jurisdiction:
	December 31,
	2025	%

United States:
State Tax	499	53%
Federal Tax	126	13%
Total United States	625	66%

Germany	213	23%
Israel	70	7%

Others	32	4%

Total Cash paid during the year for income taxes, net	940	100%